EARNINGS PER SHARE (EPS) - Diluted (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Allocated net income available to Common and Preferred shareholders
Net income	R$ 11,425,512	R$ 15,494,111	R$ 2,365,763
Outstanding shares
Earnings per share - Diluted (Common and Preferred Shares)	R$ 6.50	R$ 9.04	R$ 1.38
Common shares
Allocated net income available to Common and Preferred shareholders
Net income	R$ 3,922,039	R$ 5,198,011	R$ 795,617
Adjustment to net income allocated to preferred shareholders in respect to the potential increase in number of preferred shares outstanding, as a result of long-term incentive plans of Gerdau.	(20,898)	(26,192)	(4,782)
Net income available to owners of parent including effects of dilutive shares	R$ 3,901,141	R$ 5,171,819	R$ 790,835
Outstanding shares
Weighted-average number of shares outstanding	600,526,442	571,929,945	571,929,945
Earnings per share - Diluted (Common and Preferred Shares)	R$ 6.50	R$ 9.04	R$ 1.38
Preferred shares
Allocated net income available to Common and Preferred shareholders
Net income	R$ 7,503,473	R$ 10,296,100	R$ 1,570,146
Adjustment to net income allocated to preferred shareholders in respect to the potential increase in number of preferred shares outstanding, as a result of long-term incentive plans of Gerdau.	20,898	26,192	5,524
Net income available to owners of parent including effects of dilutive shares	R$ 7,524,371	R$ 10,322,292	R$ 1,575,670
Outstanding shares
Weighted-average number of shares outstanding	1,148,900,801	1,132,865,567	1,128,700,478
Potential increase in number of preferred shares outstanding in respect of long-term incentive plan of Gerdau	9,371,523	8,633,716	10,821,083
Total	1,158,272,324	1,141,499,283	1,139,521,561
Earnings per share - Diluted (Common and Preferred Shares)	R$ 6.50	R$ 9.04	R$ 1.38